U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

 Read Instructions at end of Form before preparing Form. Please print or type.

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1.     Name and address of issuer:
                           Jurika & Voyles Fund Group
                               Lake Merritt Plaza
                         1999 Harrison Street, Suite 700
                                Oakland, CA 94612
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2.     Name of each series or class of funds for which this notice is filed:
                       Mini-Cap Fund, Value & Growth Fund,
                                and Balanced Fund
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3.     Investment Company Act File Number:                    811-8646

       Securities Act File Number:                            33-81754
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4.     Last day of fiscal year for which this notice is filed:
                                  June 30, 1997
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5.     Check box if this  notice  is being  filed  more than 180 days  after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
                                            [ ]
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6.     Date of termination of issuer's  declaration under rule  24f-2(a)(1),  if applicable (see instruction A.6):

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7.     Number and  amount of  securities  of the same class or series  which had been registered under the Securities Act of 1933 other than pursuant to Rule 24f-2 in a prior fiscal year, but which remained unsold at the
       beginning of the fiscal year:              0
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8.     Number and amount of securities  registered  during the fiscal year other
       than pursuant to rule 24f-2:               0
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9.     Number and  aggregate  sales price of  securities  sold during the fiscal year:
                           5,975,607.484  Shares              $105,063,525
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
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10.    Number and  aggregate  sales price of  securities  sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

                           5,975,607.484 Shares               $105,063,525
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11.    Number and aggregate  sales price of securities  issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see instruction B.7):
                           687,975.676 Shares                 $10,528,603
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12.    Calculation of registration fee:

       (i)   Aggregate  sales price of  securities  sold
             during the fiscal  year in reliance on rule
             24f-2 (from item 10):                                  $105,063,525
                                                                 ---------------
       (ii)  Aggregate   price  of   shares   issued  in
             connection with dividend reinvestment plans
             (from Item 11, if applicable)                        +   10,528,603
                                                                 ---------------
       (iii) Aggregate   price  of  shares  redeemed  or
             repurchased  during  the  fiscal  year  (if
             applicable):                                         -  $94,074,722
                                                                 ---------------
       (iv)  aggregate   price  of  shares  redeemed  or
             repurchased  and  previously  applied  as a
             reduction  to filing fees  pursuant to rule
             24e-2 (if appli+able):                               +       0
                                                                 ---------------
       (v)   Net aggregate  price of securities sold and
             issued  during the fiscal  year in reliance
             on rule 24f-2  [line  (i),  plus line (ii),
             less  line   (iii),   plus line (iv)]   (if
             applicable):                                            $21,517,406
                                                                 ---------------
       (vi)  Multiplier  prescribed  by Section  6(b) of
             the   Securities   Act  of  1933  or  other
             applicable    law   or   regulation    (see
             instruction C.6):                                    x 1/33rd of 1%
                                                                 ---------------
       (vii) Fee due [line (i) or line (v) multiplied by
             line (vi)]:                                            $6,520.43
                                                                 ===============

Instructions:   issuers should complete lines (ii), (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.
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13.  Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of the Informal and Other Procedures 917 CFR 202.3a). [ x ]

     Date of mailing or wire transfer of file fees to the Commission's lockbox depository:
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                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*              /s/ Thomas Quinn
                                    -------------------------------------------
                                       Thomas Quinn / Assistant Treasurer
                                    -------------------------------------------
Date:                                  August 28, 1997
                                    -------------------------------------------

   * Please print the name and title of the signing officer below the signature.
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
                                 August 25, 1997

Jurika & Voyles Fund Group
1999 Harrison Street, Suite 700
Oakland, California  94612

Ladies and Gentlemen:

                  As counsel to Jurika & Voyles Fund Group, a Delaware business trust (the "Trust"), you have requested our opinion with respect to the shares of beneficial interest of three series of the Trust, the Mini-Cap Fund, the Value + Growth Fund and the Balanced Fund (collectively, the "Funds") sold by the Trust during its fiscal year ended June 30, 1997 (the "Shares") in connection with the notice (the "Notice") being filed by the Trust with the Securities and Exchange Commission pursuant to Rule 24f-2 adopted under the Investment Company Act of 1940, as amended (the "Act").

                  In connection with this opinion, we have assumed the authenticity of all records, documents and instruments submitted to us as originals, the genuineness of all signatures, the legal capacity of natural persons and the conformity to the originals of all records, documents and instruments submitted to us as copies. We have based our opinion upon our review of the following records, documents and instruments:

                  (a) the Trust's Agreement and Declaration of Trust dated July 11, 1994 (the "Declaration of Trust"), certified to us by an officer of the Trust as being true and complete and in effect throughout the Trust's fiscal year ended June 30, 1997 (the "Fiscal Year");

                  (b) the Trust's Certificate of Trust as filed with the Delaware Secretary of State on July 13, 1994, certified to us by an officer of the Trust as being true and complete and in effect throughout the Fiscal Year;

Jurika & Voyles Fund Group
August 25, 1997
Page 2

                  (c) the Bylaws of the Trust certified to us by an officer of the Trust as being true and complete and in effect throughout the Fiscal Year;

                  (d) each Prospectus and Statement of Additional Information of the Funds effective during the Fiscal Year, as listed in the officer's certificate identified in (f) below (together, the "Prospectuses");

                  (e) resolutions relating to the designation of the Funds of which the Shares are part and issuance of the Shares adopted by the Board of Trustees of the Trust at a meeting of the Board held on September 14, 1994, certified by an officer of the Trust as being in full force and effect without amendment or modification throughout the Fiscal Year; and

                  (f) a certificate of an officer of the Trust concerning certain factual matters.

                  In rendering our opinion below, we have assumed that all of the Shares were issued and sold at the per-share public offering price on the date of their issuance in accordance with statements specified in each Fund's then-current Prospectus and in accordance with Article III of the Declaration of Trust. In rendering our opinion, we have assumed that each Fund received, in cash and marketable securities, an amount equal to the per-share public offering price as described in each Fund's then-current Prospectus. We have not conducted an independent examination of the books and records of the Trust for the purpose of determining whether all of the Shares were fully paid prior to their issuance and do not believe it to be our obligation to do so.

                  Our opinion below is limited to the federal law of the United States of America and the business trust law of the State of Delaware. We are not licensed to practice law in the State of Delaware, and we have based our opinion below solely on our review of Chapter 38 of Title 12 of the Delaware Code and the case law interpreting such Chapter as reported in Delaware Code Annotated (Michie Co. 1996) and updated on Westlaw through August 11, 1997. We have not undertaken a review of other Delaware law or court decisions or of any administrative decisions in connection with rendering this opinion. We disclaim any opinion as to any law other than that of the United States of America and the business trust law of the State of Delaware as described above, and we disclaim any opinion as to any statute, rule, regulation, ordinance, order or other promulgation of any regional or local governmental authority.

                  Based on the foregoing and our examination of such questions of law as we have deemed necessary and appropriate for the purpose of this opinion, we are of the opinion that the

Jurika & Voyles Fund Group
August 25, 1997
Page 3

Shares, as sold pursuant to registration under the Securities Act of 1933, as amended, and Rule 24f-2 adopted under the Act, were legally issued, fully paid and nonassessable.

                  We hereby consent to the filing of this opinion as an exhibit to the Notice being filed by the Trust with the Securities and Exchange Commission. This opinion is rendered to you in connection with that Notice and is solely for your benefit. This opinion may not be relied upon by you for any other purpose, or relied upon by any other person, firm or other entity for any purpose, without our prior written consent. We disclaim any obligation to advise you of any developments in areas covered by this opinion that occur after the date of this opinion.

                                     Sincerely yours,



                                     /s/   Paul, Hastings, Janofsky & Walker LLP

                     OFFICER'S CERTIFICATE REGARDING SHARES
                  ISSUED DURING FISCAL YEAR ENDED JUNE 30, 1997
                  ---------------------------------------------

                  The undersigned officer of Jurika & Voyles Fund Group (the "Trust"), in connection with the opinion to be rendered by Paul, Hastings, Janofsky & Walker LLP ("PHJ&W") as required by Rule 24f-2(b)(1) under the Investment Company Act of 1940, as amended, in connection with the Trust's filing of a Rule 24f-2 Notice with the Securities and Exchange Commission, hereby certifies to PHJ&W that:

                  1. The undersigned is an officer of the Trust and is authorized to execute this certificate on behalf of the Trust;

                  2. The undersigned has furnished PHJ&W with a true and complete copy of the Trust's Agreement and
                           Declaration of Trust dated July 11, 1994 (the "Declaration of Trust"). The Declaration of Trust has been in effect throughout the Trust's fiscal year ended June 30, 1997 (the "Fiscal Year");

                  3. The undersigned has furnished PHJ&W with a true and complete copy of the Trust's Certificate of Trust as filed with the Delaware Secretary of State on July 13, 1994 (the "Certificate"). The Certificate, without further amendments, has been in effect throughout the Fiscal Year;

                  4. The undersigned has furnished PHJ&W with a true and complete copy of the Trust's By-laws dated July 11, 1994 in effect throughout the Fiscal Year;

                  5. The undersigned has furnished PHJ&W with true and complete copies of each Fund's Prospectuses and Statements of Additional Information dated September 30, 1995 and August 31, 1996 (collectively, the "Prospectuses");

                  6. A total of 1,263,360 shares (less redemptions) were sold by the Trust during the Fiscal Year, all of which were sold in reliance upon Rule 24f-2 and in accordance with the requirements of the Trust's Registration Statement under the Securities Act of 1933, as amended, as that Registration Statement was amended and in effect throughout that period;

                  7. The resolutions of the Trust's Board of Trustees adopted at a meeting of the Board held on September 14, 1994, designating the Mini-Cap Fund, Value + Growth Fund and Balanced Fund as series of the Trust and authorizing the issuance of the Trust's shares referenced in Paragraph 6 above remain in full force and effect without amendment or modification throughout the Fiscal Year;

                  8. The total number of shares issued and sold during the Fiscal Year is correctly reflected in the Trust's Rule 24f-2 Notice for the Fiscal Year;

                  9. All sales of the Trust's shares effected during the Fiscal Year were sold at the public offering price described in the Trust's then-current Prospectus, such sales were made for cash and marketable securities equal in amount to the net asset value of those shares on the dates they were issued, and such cash and marketable securities were actually received by the Trust; and

                  10. To the knowledge of the undersigned, no action or proceeding seeking to revoke, terminate, wind up or dissolve the Trust has been taken or commenced.


                                            By:      /s/
                                                     -------------------------
                                            Name:    Karl O. Mills
                                            Title:   President

Dated: August 25, 1997